American Century Investments®
Quarterly Portfolio Holdings
American Century® Multisector Floating Income ETF (FUSI)
November 30, 2024

Multisector Floating Income ETF - Schedule of Investments
NOVEMBER 30, 2024 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
COLLATERALIZED LOAN OBLIGATIONS — 33.5%
522 Funding CLO Ltd., Series 2018-3A, Class AR, VRN, 5.92%, (3-month SOFR plus 1.30%), 10/20/31(1)	797,016	798,099
ACRES Commercial Realty Ltd., Series 2021-FL1, Class A, VRN, 5.93%, (1-month SOFR plus 1.31%), 6/15/36(1)	221,873	220,809
ACRES Commercial Realty Ltd., Series 2021-FL1, Class AS, VRN, 6.33%, (1-month SOFR plus 1.71%), 6/15/36(1)	703,000	691,659
ACRES Commercial Realty Ltd., Series 2021-FL2, Class A, VRN, 6.125%, (1-month SOFR plus 1.51%), 1/15/37(1)	125,855	125,457
AMMC CLO 21 Ltd., Series 2017-21A, Class A, VRN, 6.07%, (3-month SOFR plus 1.51%), 11/2/30(1)	76,529	76,618
AMMC CLO 22 Ltd., Series 2018-22A, Class A, VRN, 5.92%, (3-month SOFR plus 1.29%), 4/25/31(1)	45,771	45,804
AMMC CLO XI Ltd., Series 2012-11A, Class BR2, VRN, 6.45%, (3-month SOFR plus 1.86%), 4/30/31(1)	250,000	250,465
Apidos CLO XXIV Ltd., Series 2016-24A, Class A1AL, VRN, 5.83%, (3-month SOFR plus 1.21%), 10/20/30(1)	603,657	604,135
Apidos CLO XXV Ltd., Series 2016-25A, Class A1R2, VRN, 5.77%, (3-month SOFR plus 1.15%), 10/20/31(1)	172,000	172,216
Apidos CLO XXVI Ltd., Series 2017-26A, Class BR, VRN, 6.84%, (3-month SOFR plus 2.21%), 7/18/29(1)	150,000	150,308
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL1, Class A, VRN, 5.69%, (1-month SOFR plus 1.08%), 12/15/35(1)	29,527	29,524
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL3, Class A, VRN, 5.79%, (1-month SOFR plus 1.18%), 8/15/34(1)	171,414	171,005
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, VRN, 6.07%, (1-month SOFR plus 1.46%), 11/15/36(1)	466,772	466,543
Arbor Realty Commercial Real Estate Notes Ltd., Series 2022-FL2, Class A, VRN, 6.46%, (1-month SOFR plus 1.85%), 5/15/37(1)	553,303	553,837
AREIT Trust, Series 2022-CRE6, Class A, SEQ, VRN, 6.01%, (30-day average SOFR plus 1.25%), 1/20/37(1)	495,515	494,176
ARES Loan Funding III Ltd., Series 2022-ALF3A, Class A1R, VRN, 5.90%, (3-month SOFR plus 1.27%), 7/25/36(1)	900,000	902,628
ARES XLIII CLO Ltd., Series 2017-43A, Class AR, VRN, 6.08%, (3-month SOFR plus 1.42%), 7/15/34(1)	300,000	300,389
Barings CLO Ltd., Series 2015-IA, Class AR, VRN, 5.87%, (3-month SOFR plus 1.25%), 1/20/31(1)	126,832	127,096
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 5.90%, (3-month SOFR plus 1.28%), 4/20/31(1)	127,345	127,500
BSPRT Issuer Ltd., Series 2021-FL6, Class A, VRN, 5.82%, (1-month SOFR plus 1.21%), 3/15/36(1)	75,957	75,843
BSPRT Issuer Ltd., Series 2023-FL10, Class A, VRN, 6.87%, (1-month SOFR plus 2.26%), 9/15/35(1)	100,000	100,352
Buttermilk Park CLO Ltd., Series 2018-1A, Class A1R, VRN, 5.74%, (3-month SOFR plus 1.08%), 10/15/31(1)	259,922	260,147
CIFC Funding Ltd., Series 2015-1A, Class ARR, VRN, 6.00%, (3-month SOFR plus 1.37%), 1/22/31(1)	138,586	138,978
Dewolf Park CLO Ltd., Series 2017-1A, Class AR, VRN, 5.84%, (3-month SOFR plus 1.18%), 10/15/30(1)	569,969	570,422
Dryden 40 Senior Loan Fund, Series 2015-40A, Class AR2, VRN, 5.67%, (3-month SOFR plus 1.15%), 8/15/31(1)	1,138,551	1,140,585
Dryden 58 CLO Ltd., Series 2018-58A, Class A1, VRN, 5.91%, (3-month SOFR plus 1.26%), 7/17/31(1)	770,037	771,369
Dryden 60 CLO Ltd., Series 2018-60A, Class A, VRN, 5.97%, (3-month SOFR plus 1.31%), 7/15/31(1)	209,889	210,375
HGI CRE CLO Ltd., Series 2021-FL1, Class A, VRN, 5.78%, (1-month SOFR plus 1.16%), 6/16/36(1)	28,319	28,233
HGI CRE CLO Ltd., Series 2021-FL2, Class A, VRN, 5.73%, (1-month SOFR plus 1.11%), 9/17/36(1)	361,256	359,777
KKR CLO 18 Ltd., Series 2018, Class BR, VRN, 6.49%, (3-month SOFR plus 1.86%), 7/18/30(1)	270,000	270,256
KKR CLO 40 Ltd., Series 40A, Class AR, VRN, 5.92%, (3-month SOFR plus 1.30%), 10/20/34(1)	300,000	301,857
LCM 26 Ltd., Series 26A, Class A1, VRN, 5.95%, (3-month SOFR plus 1.33%), 1/20/31(1)	449,407	449,846
LCM 41 Ltd., Series 41A, Class A1, VRN, 6.12%, (3-month SOFR plus 1.46%), 4/15/36(1)	250,000	251,186
LCM XV LP, Series 15A, Class AR2, VRN, 5.88%, (3-month SOFR plus 1.26%), 7/20/30(1)	337,384	337,547
Madison Park Funding XXIV Ltd., Series 2016-24A, Class AR2, VRN, 5.74%, (3-month SOFR plus 1.12%), 10/20/29(1)	199,879	200,205
Madison Park Funding XXIX Ltd., Series 2018-29A, Class AR, VRN, 5.81%, (3-month SOFR plus 1.18%), 10/18/30(1)	866,796	867,757
MF1 Ltd., Series 2020-FL4, Class AS, VRN, 6.82%, (1-month SOFR plus 2.21%), 12/15/35(1)	200,000	199,566
MF1 Ltd., Series 2021-FL7, Class A, VRN, 5.80%, (1-month SOFR plus 1.19%), 10/16/36(1)	500,421	498,434
Octagon Investment Partners 35 Ltd., Series 2018-1A, Class A1B, VRN, 5.98%, (3-month SOFR plus 1.36%), 1/20/31(1)	750,000	751,079
OZLM IX Ltd., Series 2014-9A, Class A1A4, VRN, 5.82%, (3-month SOFR plus 1.20%), 10/20/31(1)	748,240	750,162
Palmer Square CLO Ltd., Series 2013-2A, Class A1A3, VRN, 5.91%, (3-month SOFR plus 1.26%), 10/17/31(1)	510,936	511,391
Palmer Square CLO Ltd., Series 2014-1A, Class A1R2, VRN, 6.04%, (3-month SOFR plus 1.39%), 1/17/31(1)	34,286	34,297
Palmer Square CLO Ltd., Series 2015-2A, Class A1R2, VRN, 5.98%, (3-month SOFR plus 1.36%), 7/20/30(1)	389,085	389,298
Palmer Square Loan Funding Ltd., Series 2024-3A, Class A1, VRN, 5.60%, (3-month SOFR plus 1.08%), 8/8/32(1)	278,798	279,064
Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class A, VRN, 5.90%, (1-month SOFR plus 1.31%), 11/25/36(1)	247,881	247,118

Ready Capital Mortgage Financing LLC, Series 2023-FL11, Class A, VRN, 6.96%, (1-month SOFR plus 2.37%), 10/25/39(1)	300,127	300,597
Rockford Tower CLO Ltd., Series 2017-3A, Class A, VRN, 6.07%, (3-month SOFR plus 1.45%), 10/20/30(1)	84,800	85,037
Shackleton CLO Ltd., Series 2017-11A, Class BR1, VRN, 6.44%, (3-month SOFR plus 1.91%), 8/15/30(1)	250,000	250,185
Shelter Growth CRE Issuer Ltd., Series 2022-FL4, Class A, VRN, 6.90%, (1-month SOFR plus 2.30%), 6/17/37(1)	395,240	395,807
Shelter Growth CRE Issuer Ltd., Series 2023-FL5, Class A, VRN, 7.36%, (1-month SOFR plus 2.75%), 5/19/38(1)	204,941	205,535
Sound Point CLO XVII Ltd., Series 2017-3A, Class A2, VRN, 6.48%, (3-month SOFR plus 1.86%), 10/20/30(1)	300,000	300,728
Symphony CLO XXIV Ltd., Series 2020-24A, Class AR, VRN, 5.83%, (3-month SOFR plus 1.20%), 1/23/32(1)	871,347	873,110
Venture XXVIII CLO Ltd., Series 2017-28A, Class B1R, VRN, 6.48%, (3-month SOFR plus 1.86%), 7/20/30(1)	400,000	401,197
Voya CLO Ltd., Series 2013-2A, Class A1R, VRN, 5.86%, (3-month SOFR plus 1.23%), 4/25/31(1)	96,517	96,711
Voya CLO Ltd., Series 2013-3A, Class A1RR, VRN, 6.04%, (3-month SOFR plus 1.41%), 10/18/31(1)	143,096	143,395
Voya CLO Ltd., Series 2016-2A, Class A2R, VRN, 6.63%, (3-month SOFR plus 2.01%), 7/19/28(1)	238,172	238,509
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $19,556,800)		19,594,223
ASSET-BACKED SECURITIES — 24.0%
321 Henderson Receivables I LLC, Series 2004-A, Class A1, VRN, 5.07%, (1-month SOFR plus 0.46%), 9/15/45(1)	866	865
Affirm Asset Securitization Trust, Series 2024-X1, Class A, SEQ, 6.27%, 5/15/29(1)	102,510	102,878
Affirm Asset Securitization Trust, Series 2024-X2, Class A, SEQ, 5.22%, 12/17/29(1)(2)	750,000	749,977
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A2B, VRN, 5.53%, (30-day average SOFR plus 0.73%), 10/19/26	98,812	98,862
AmeriCredit Automobile Receivables Trust, Series 2024-1, Class A2B, VRN, 5.39%, (30-day average SOFR plus 0.60%), 2/18/28	681,828	682,267
Brazos Higher Education Authority, Inc., Series 2011-1, Class A3, VRN, 6.29%, (90-day average SOFR plus 1.31%), 11/25/33	30,524	30,497
CarMax Auto Owner Trust, Series 2023-4, Class A2B, VRN, 5.61%, (30-day average SOFR plus 0.80%), 12/15/26	696,263	697,389
Chesapeake Funding II LLC, Series 2024-1A, Class A2, VRN, 5.58%, (30-day average SOFR plus 0.77%), 5/15/36(1)	342,312	343,074
CNH Equipment Trust, Series 2024-B, Class A2B, VRN, 5.21%, (30-day average SOFR plus 0.40%), 10/15/27	250,000	250,237
Ford Credit Auto Owner Trust, Series 2024-A, Class A2B, VRN, 5.16%, (30-day average SOFR plus 0.36%), 1/15/27	431,714	431,955
Ford Credit Auto Owner Trust, Series 2024-B, Class A2B, VRN, 5.21%, (30-day average SOFR plus 0.40%), 4/15/27	1,000,000	1,000,539
GS Mortgage-Backed Securities Trust, Series 2024-HE1, Class A1, VRN, 6.33%, (30-day average SOFR plus 1.60%), 8/25/54(1)	739,720	742,131
Honda Auto Receivables Owner Trust, Series 2024-4, Class A2, SEQ, 4.56%, 3/15/27	1,000,000	999,773
Hyundai Auto Lease Securitization Trust, Series 2024-B, Class A2B, VRN, 5.26%, (30-day average SOFR plus 0.45%), 10/15/26(1)	234,842	234,970
Hyundai Auto Receivables Trust, Series 2023-C, Class A2B, VRN, 5.44%, (30-day average SOFR plus 0.63%), 1/15/27	1,004,362	1,005,759
Hyundai Auto Receivables Trust, Series 2024-A, Class A2B, VRN, 5.23%, (30-day average SOFR plus 0.42%), 4/15/27	170,065	170,218
John Deere Owner Trust, Series 2024-A, Class A2B, VRN, 5.18%, (30-day average SOFR plus 0.37%), 2/16/27	183,011	183,176
John Deere Owner Trust, Series 2024-B, Class A2B, VRN, 5.17%, (30-day average SOFR plus 0.37%), 5/17/27	1,000,000	1,000,819
John Deere Owner Trust, Series 2024-C, Class A2B, VRN, 5.23%, (30-day average SOFR plus 0.43%), 8/16/27	500,000	500,996
MMAF Equipment Finance LLC, Series 2021-A, Class A3, SEQ, 0.56%, 6/13/28(1)	112,977	110,745
Navient Private Education Loan Trust, Series 2015-BA, Class A3, VRN, 6.17%, (1-month SOFR plus 1.56%), 7/16/40(1)	30,712	30,802
Nissan Auto Receivables Owner Trust, Series 2024-A, Class A2B, VRN, 5.19%, (30-day average SOFR plus 0.38%), 12/15/26	1,010,000	1,010,618
Northstar Education Finance, Inc., Series 2006-A, Class B, VRN, 5.33%, (3-month SOFR plus 0.81%), 11/28/35	26,045	25,808
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33%, 9/15/27	424,509	418,286
Santander Drive Auto Receivables Trust, Series 2024-5, Class A2, SEQ, 4.88%, 9/15/27	1,000,000	1,001,327
Tesla Auto Lease Trust, Series 2023-A, Class B, 6.41%, 7/20/27(1)	500,000	504,458
Westlake Automobile Receivables Trust, Series 2021-2A, Class D, 1.23%, 12/15/26(1)	718,976	710,305
Westlake Automobile Receivables Trust, Series 2023-4A, Class A2, SEQ, 6.23%, 1/15/27(1)	176,070	176,878
Westlake Automobile Receivables Trust, Series 2024-1A, Class A2B, VRN, 5.37%, (30-day average SOFR plus 0.57%), 3/15/27(1)	820,550	821,293
TOTAL ASSET-BACKED SECURITIES (Cost $14,015,009)		14,036,902
COMMERCIAL MORTGAGE-BACKED SECURITIES — 15.8%
BFLD Mortgage Trust, Series 2021-FPM, Class A, VRN, 6.32%, (1-month SOFR plus 1.71%), 6/15/38(1)	462,000	462,007
BX Commercial Mortgage Trust, Series 2021-VINO, Class A, VRN, 5.38%, (1-month SOFR plus 0.77%), 5/15/38(1)	139,160	138,970
BX Commercial Mortgage Trust, Series 2021-XL2, Class A, VRN, 5.41%, (1-month SOFR plus 0.80%), 10/15/38(1)	355,695	354,804
BX Commercial Mortgage Trust, Series 2022-CSMO, Class A, VRN, 6.72%, (1-month SOFR plus 2.11%), 6/15/27(1)	575,000	578,241

BX Mortgage Trust, Series 2022-MVRK, Class A, VRN, 6.08%, (1-month SOFR plus 1.47%), 3/15/39(1)	229,735	228,295
BX Trust, Series 2018-GW, Class A, VRN, 5.71%, (1-month SOFR plus 1.10%), 5/15/35(1)	300,000	300,023
BX Trust, Series 2018-GW, Class B, VRN, 5.93%, (1-month SOFR plus 1.32%), 5/15/35(1)	600,000	600,091
BX Trust, Series 2021-ARIA, Class A, VRN, 5.62%, (1-month SOFR plus 1.01%), 10/15/36(1)	580,000	577,440
BX Trust, Series 2021-SDMF, Class A, VRN, 5.31%, (1-month SOFR plus 0.70%), 9/15/34(1)	677,241	673,726
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class A, VRN, 5.87%, (1-month SOFR plus 1.26%), 11/15/38(1)	575,000	571,124
ELP Commercial Mortgage Trust, Series 2021-ELP, Class A, VRN, 5.43%, (1-month SOFR plus 0.82%), 11/15/38(1)	651,242	649,105
EQUS Mortgage Trust, Series 2021-EQAZ, Class A, VRN, 5.63%, (1-month SOFR plus 1.02%), 10/15/38(1)	574,988	574,159
Extended Stay America Trust, Series 2021-ESH, Class A, VRN, 5.80%, (1-month SOFR plus 1.19%), 7/15/38(1)	564,780	565,534
GS Mortgage Securities Corp. Trust, Series 2021-ARDN, Class A, VRN, 5.97%, (1-month SOFR plus 1.36%), 11/15/36(1)	575,000	568,801
GS Mortgage Securities Corp. Trust, Series 2021-STAR, Class A, VRN, 5.67%, (1-month SOFR plus 1.06%), 12/15/36(1)	200,000	198,882
Life Mortgage Trust, Series 2021-BMR, Class A, VRN, 5.42%, (1-month SOFR plus 0.81%), 3/15/38(1)	456,052	450,603
MHP Trust, Series 2022-MHIL, Class A, VRN, 5.42%, (1-month SOFR plus 0.81%), 1/15/27(1)	592,549	590,261
SREIT Trust, Series 2021-MFP, Class A, VRN, 5.45%, (1-month SOFR plus 0.85%), 11/15/38(1)	590,384	590,196
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, VRN, 7.40%, (1-month SOFR plus 2.79%), 11/15/27(1)	575,000	578,870
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $9,202,615)		9,251,132
COLLATERALIZED MORTGAGE OBLIGATIONS — 8.7%
Private Sponsor Collateralized Mortgage Obligations — 0.2%
Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M1, VRN, 5.88%, (30-day average SOFR plus 1.15%), 3/25/44(1)	82,841	82,879
Eagle RE Ltd., Series 2021-1, Class M1C, VRN, 7.43%, (30-day average SOFR plus 2.70%), 10/25/33(1)	1,589	1,591
Home RE Ltd., Series 2022-1, Class M1A, VRN, 7.58%, (30-day average SOFR plus 2.85%), 10/25/34(1)	6,975	6,983
		91,453
U.S. Government Agency Collateralized Mortgage Obligations — 8.5%
FHLMC, Series 2021-DNA6, Class M1, VRN, 5.53%, (30-day average SOFR plus 0.80%), 10/25/41(1)	160,402	160,317
FHLMC, Series 2021-DNA7, Class M1, VRN, 5.58%, (30-day average SOFR plus 0.85%), 11/25/41(1)	124,965	124,762
FHLMC, Series 2023-DNA1, Class M1A, VRN, 6.83%, (30-day average SOFR plus 2.10%), 3/25/43(1)	194,946	197,917
FHLMC, Series 2023-HQA1, Class M1A, VRN, 6.73%, (30-day average SOFR plus 2.00%), 5/25/43(1)	495,174	502,246
FHLMC, Series 2023-HQA2, Class M1A, VRN, 6.73%, (30-day average SOFR plus 2.00%), 6/25/43(1)	178,875	180,446
FHLMC, Series 2023-HQA3, Class A1, VRN, 6.58%, (30-day average SOFR plus 1.85%), 11/25/43(1)	576,016	583,135
FHLMC, Series 4619, Class NF, VRN, 5.32%, (30-day average SOFR plus 0.51%), 3/15/44	443,936	438,061
FNMA, Series 2022-R03, Class 1M1, VRN, 6.83%, (30-day average SOFR plus 2.10%), 3/25/42(1)	566,955	576,436
FNMA, Series 2022-R04, Class 1M1, VRN, 6.73%, (30-day average SOFR plus 2.00%), 3/25/42(1)	131,160	132,838
FNMA, Series 2022-R06, Class 1M1, VRN, 7.48%, (30-day average SOFR plus 2.75%), 5/25/42(1)	507,678	522,062
FNMA, Series 2023-R04, Class 1M1, VRN, 7.03%, (30-day average SOFR plus 2.30%), 5/25/43(1)	74,028	75,928
FNMA, Series 2023-R05, Class 1M1, VRN, 6.63%, (30-day average SOFR plus 1.90%), 6/25/43(1)	476,399	482,520
FNMA, Series 2023-R06, Class 1M1, VRN, 6.43%, (30-day average SOFR plus 1.70%), 7/25/43(1)	72,546	72,895
FNMA, Series 2023-R08, Class 1M1, VRN, 6.23%, (30-day average SOFR plus 1.50%), 10/25/43(1)	714,577	717,164
FNMA, Series 2024-R01, Class 1M1, VRN, 5.78%, (30-day average SOFR plus 1.05%), 1/25/44(1)	193,403	193,505
		4,960,232
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,043,473)		5,051,685
U.S. TREASURY SECURITIES — 6.7%
U.S. Treasury Notes, VRN, 4.66%, (3-month USBMMY plus 0.20%), 1/31/25 (Cost $3,881,000)	3,880,000	3,879,676
SHORT-TERM INVESTMENTS — 12.3%
Money Market Funds — 2.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,560,422	1,560,422
Treasury Bills(3) — 9.6%
U.S. Treasury Bills, 4.48%, 2/20/25(4)	300,000	297,082
U.S. Treasury Bills, 2.68%, 3/20/25	3,824,000	3,774,295

U.S. Treasury Bills, 4.79%, 4/17/25	100,000	98,373
U.S. Treasury Bills, 3.13%, 7/10/25	1,500,000	1,461,798
		5,631,548
TOTAL SHORT-TERM INVESTMENTS (Cost $7,186,827)		7,191,970
TOTAL INVESTMENT SECURITIES — 101.0% (Cost $58,885,724)		59,005,588
OTHER ASSETS AND LIABILITIES — (1.0)%		(561,439)
TOTAL NET ASSETS — 100.0%		$58,444,149

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	40	March 2025	$8,244,375	$23,360
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
USBMMY	–	U.S. Treasury Bill Money Market Yield
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $37,987,355, which represented 65.0% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(4)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts. At the period end, the aggregate value of securities pledged was $264,304.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Collateralized Loan Obligations	—	$19,594,223	—
Asset-Backed Securities	—	14,036,902	—
Commercial Mortgage-Backed Securities	—	9,251,132	—
Collateralized Mortgage Obligations	—	5,051,685	—
U.S. Treasury Securities	—	3,879,676	—
Short-Term Investments	$1,560,422	5,631,548	—
	$1,560,422	$57,445,166	—
Other Financial Instruments
Futures Contracts	$23,360	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.